GBL-AGS-SUMPROSTATPRO&SAI-SUP

Supplement to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information

The purpose of this supplement is to provide you with information relevant to the current Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information (SAIs) for the Funds listed below:

Invesco Active Allocation Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer Main Street Mid Cap Fund

Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderate Investor Fund

Invesco Small Cap Growth Fund

At meetings held on December 9-11, 2019, the Board of Trustees of the Funds referenced above (the “Funds”) approved certain changes to the Funds effective on May 15, 2020, which have been included in each Fund’s currently effective Summary and Statutory Prospectuses and SAIs (the “Board-Approved Changes”). As of the date of the Funds’ Summary and Statutory Prospectuses and SAIs, however, these Board-Approved Changes have not yet occurred.

This supplement amends the Funds’ Summary and Statutory Prospectuses and SAIs (and is in addition to any other supplement(s) unless otherwise specified) only until the Board-Approved Changes are effective on May 15, 2020. Shareholders of the Funds were previously given notice of the Board-Approved Changes on or about January 31, 2020. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.

Effective for the period from April 30 through May 14, 2020 only:

1.	The name of each Fund and all references thereto are replaced as indicated below:

•	Invesco Select Risk: Moderately Conservative Investor Fund is replaced with “Invesco Conservative Allocation Fund”

•	Invesco Select Risk: Growth Investor Fund is replaced with “Invesco Growth Allocation Fund”

•	Invesco Active Allocation Fund is replaced with “Invesco Oppenheimer Portfolio Series: Active Allocation Fund”

•	Invesco Select Risk: Conservative Investor Fund is replaced with “Invesco Oppenheimer Portfolio Series: Conservative Investor Fund”

•	Invesco Select Risk: High Growth Investor Fund is replaced with “Invesco Oppenheimer Portfolio Series: Growth Investor Fund”

•	Invesco Select Risk: Moderate Investor Fund is replaced with “Invesco Oppenheimer Portfolio Series: Moderate Investor Fund”

2.	Class S shares of Invesco Select Risk: Moderate Investor Fund are closed to new investors.

3.

The following fee schedule replaces in its entirety the advisory fee schedule under the heading “Fund Management – Adviser Compensation” in the Statutory Prospectus for Invesco Oppenheimer Main Street Mid Cap Fund:

The Adviser receives a fee from the Fund, calculated at the annual rate of 0.75% of the first $200 million, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $4.2 billion and 0.58% of the amount over $5 billion of average daily net assets. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser. Invesco, not the Fund, pays sub-advisory fees, if any.

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GBL-AGS-SUMPROSTATPRO&SAI-SUP

4.

The following fee schedule replaces in its entirety the corresponding advisory fee schedule under the heading “Investment Advisory and Other Services – Investment Adviser” in the SAI for Invesco Oppenheimer Main Street Mid Cap Fund.

Fund	Fee Schedule
Invesco Oppenheimer Main Street Mid Cap Fund[1]	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $4.2B 0.58% of the excess over $5B

[1]	The advisory fee payable by the Fund shall be reduced by any amounts paid by such Fund under the Administrative Services Agreement between such Fund and Invesco.

5.	The reimbursement style Rule 12b-1 plan for Invesco Small Cap Growth Fund Class A shares and Class C shares is replaced with the compensation style Rule 12b-1 plan as follows:

Fund	Class A	Class C
Invesco Small Cap Growth Fund	0.25	1.00

Accordingly, all references to Invesco Small Cap Growth Fund’s Class A shares and Class C shares reimbursement style Rule 12b-1 plan in the SAI for the Fund are replaced with the compensation style plan.

6.

The following paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Oppenheimer International Diversified Fund and Invesco Select Risk: Moderate Investor Fund is removed:

Notwithstanding the above restriction related to concentration, Invesco Oppenheimer International Diversified Fund and Invesco Select Risk: Moderate Investor Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.

7.

The following paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Oppenheimer International Diversified Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Oppenheimer Main Street Mid Cap Fund is removed:

Notwithstanding the above restriction related to physical commodities, Invesco Oppenheimer International Diversified Fund, Invesco Oppenheimer Main Street Mid Cap Fund and Invesco Select Risk: Moderate Investor Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

8.	The following paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Small Cap Growth Fund is removed:

For Invesco Small Cap Growth Fund, notwithstanding the above restriction, the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

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GBL-AGS-SUMPROSTATPRO&SAI-SUP

Summary Prospectus	April 30, 2020
Invesco Small Cap Growth Fund
Class: A (GTSAX), C (GTSDX), Investor (GTSIX), R (GTSRX), Y (GTSYX), R5 (GTSVX), R6 (GTSFX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2020 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor	R5	R6
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
...
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	0.21	None	None
...
Other Expenses	0.24	0.24	0.24	0.24	0.24	0.12	0.03
...
Total Annual Fund Operating Expenses	1.17	1.92	1.42	0.92	1.13	0.80	0.71
...
1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1                                  Invesco Small Cap Growth Fund
invesco.com/usSCG-SUMPRO-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$663	$901	$1,158	$1,892
...
Class C	$295	$603	$1,037	$2,243
...
Class R	$145	$449	$ 776	$1,702
...
Class Y	$ 94	$293	$ 509	$1,131
...
Investor Class	$115	$359	$ 622	$1,375
...
Class R5	$ 82	$255	$ 444	$ 990
...
Class R6	$ 73	$227	$ 395	$ 883
...
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$663	$901	$1,158	$1,892
...
Class C	$195	$603	$1,037	$2,243
...
Class R	$145	$449	$ 776	$1,702
...
Class Y	$ 94	$293	$ 509	$1,131
...
Investor Class	$115	$359	$ 622	$1,375
...
Class R5	$ 82	$255	$ 444	$ 990
...
Class R6	$ 73	$227	$ 395	$ 883
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 2000® Index ranged from $13 million to $8.3 billion.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index, which the portfolio managers believe represents the small-cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
2                                  Invesco Small Cap Growth Fund
invesco.com/usSCG-SUMPRO-1

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2020): -21.53%
Best Quarter (ended March 31, 2019): 15.89%
Worst Quarter (ended September 30, 2011): -21.51%
Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Class A shares: Inception (10/18/1995)
Return Before Taxes	17.43%	7.84%	12.48%
Return After Taxes on Distributions	15.10	5.63	10.53
Return After Taxes on Distributions and Sale of Fund Shares	11.94	5.83	10.00
...
Class C shares: Inception (5/3/1999)	22.32	8.24	12.27
...
Class R shares: Inception (6/3/2002)	23.97	8.79	12.84
...
Class Y shares: Inception (10/3/2008)	24.59	9.34	13.40
...
Investor Class shares: Inception (4/7/2006)	24.34	9.08	13.13
...
Class R5 shares: Inception (3/15/2002)	24.75	9.48	13.56
...
Class R6 shares: Inception (9/24/2012)	24.86	9.58	13.51 [1]
...
Russell 2000® Growth Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	28.48	9.34	13.01
...
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49	11.70	13.56
...
Lipper Small-Cap Growth Funds Index	30.31	10.81	12.89
...
1	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Juan Hartsfield	Portfolio Manager (lead)	2004
...
Clay Manley	Portfolio Manager	2008
...
Justin Sander	Portfolio Manager	2020
...
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
3                                  Invesco Small Cap Growth Fund
invesco.com/usSCG-SUMPRO-1

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
...
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
...
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
...
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
...
IRAs and Coverdell ESAs	250	25
...
All other accounts	1,000	50
...
With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 and Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
4                                  Invesco Small Cap Growth Fund
invesco.com/usSCG-SUMPRO-1